Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Feb. 21, 2016
Summary of Significant Accounting Policies [Line Items]
Incurred net loss	$ 80,000.00
Cash flows provided by operating activities	23,630,000
Cash flows from operating activities	$ 2,490,000
Restricted cash amount		$ 1,289,051
Realized gain percentage	25.00%
Realized gain	$ 440,000	4,190,000
Unrealized loss	3,080,000.00	$ 30,000.00
Gross realized gain			$ 70,000.00
Unrealized gain			500,000
Non-controlling interest percentage		49.00%
Impairment loss on long-lived assets other	1,954	$ 6,833	217,257
Impairment loss on goodwill	$ 0	0	335,570
Non-controlling interest percentage					100.00%
Number of sources generated revenue	2
Allowance for sales revenue	$ 0	0	0
Contract liabilities	4,045	11,024
Contract liabilities as revenue	6,979	6,970	163,074
Shipping and handling expenses	475	1,828	4,864
Advertising costs	$ 90,637	$ 93,197	$ 22,019
Number of segments	2
Far Ling’s Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Non-controlling interest percentage	49.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Non-controlling interest percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Non-controlling interest percentage	50.00%
Business Combination [Member]
Summary of Significant Accounting Policies [Line Items]
Business combination equity interests acquired percentage				51.00%
Bo Ling’s Chinese Restaurant, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Business combination equity interests acquired percentage				100.00%